As filed with the Securities and Exchange Commission on July 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end April 30, 2023

Date of reporting period: May 1, 2022 – April 30, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

MONONGAHELA ALL CAP VALUE FUND
Annual Report
April 30, 2023

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
April 30, 2023
1
Dear Shareholder,
We are pleased to offer this annual report for the Monongahela All Cap Value Fund (the “Fund”) for the period from May st
, 2022 to April 30
th
, 2023. For this period, the Fund was up 0.08%; the S&P 500
®
Index (the “S&P 500”), an index that
tracks the performance of the 500 largest publicly traded companies in the US weighted by market capitalization, was up
2.66%; the Russell 2000
®
Value Index, an index that tracks the performance of US small market capitalization companies, was down 7.99%. Since our mid-year report on October 31, 2022, the Fund was up 4.41% while the S&P 500 was up 8.63%
and the Russell 2000
®
Value Index was down 6.72%.
The divergence between the performance of large cap growth and small cap value styles of investing continued during our fiscal year ending April 30th, 2023. The year was a tale of diverging halves. In the first six months of our fiscal year, the
Fund, with its mid- cap value orientation, outperformed the S&P 500 while the second half saw the S&P 500 rebounding strongly and outperforming the Monongahela All Cap Value Fund. During the last six months of our fiscal year, November
1st, 2022 to April 30th, 2023, the capitalization weighted S&P 500, dominated by the mega-cap technology companies, has soared on the potential of artificial intelligence (AI). Forecasts by leading experts have ignited interest in technology companies like Nvidia, a leader in advanced chip technology necessary for AI computing. Nvidia’s stock has advanced approximately 170% in the first five months of 2023 and briefly crossed $1 trillion in market capitalization. Interestingly, the heavy technology weighting in the S&P 500 has propelled the index to a 9.5% gain in the first five months of 2023, while the equal weighted S&P 500 return is slightly negative for the same period. The divergence in the two averages is noteworthy;
sustained bull markets are usually built on a broad base of participating companies rather than the very narrow rally occurring in the S&P 500.
While the forecast for AI is tantalizing, forecasting is an inherently difficult task, especially forecasting many years into the future. In periods of seismic change, like the significant impact AI may have on our lives and the market, forecasters tend to extrapolate the shortest of trends into long term forecast. One of our favorite research pieces we wrote in March of 2009 during the dark days of the financial crisis reflected on the absurdity of extrapolating long-term trends from specific short term data.
As manager of your value fund, we adhere to a discipline in analyzing all sectors, including technology. We are and have been studying AI for a while and the impact on society and companies. We have investments in your portfolio that we believe should be the beneficiaries of the growth of AI (e.g. Coherent Corp), but as value investors, we like to have a margin of safety, buying below intrinsic value, in all of our investments. Divergence like we are currently seeing in the averages would suggest some risk and markets do tend to revert to the mean over time. In that reversion, we will seek opportunities in displaced sectors and companies, knowing that the lower Mississippi is still seven hundred and forty-two miles long.
Baxter International, Inc. was added to the portfolio since our semi-annual report on October 31, 2022, increasing our healthcare sector exposure to 18.4%. The company’s legacy medical products focus on treating kidney disease and other chronic and acute medical conditions. Baxter completed the acquisition of Hill-Rom in late 2021 for $12.4 billion and the stock closed 2021 at $85.84 per share. Hill-Rom provides healthcare products including smart beds and surfaces, patient monitoring systems, diagnostic products, and non-invasive respiratory therapy. Increased debt levels and slow integration of the merger left the stock vulnerable and Baxter’s stock has declined more than 50% since December 31st, 2021. This provided an entry point in the low 40’s, we believe at a significant discount to intrinsic value. Recently the company sold its
BioPharma Solutions for $4.25 billion in cash, allowing for accelerated debt reduction. The merged companies are beginning to see operational efficiencies that we believe should lead to a return to historical levels of profit margins.
Sector changes are driven from bottom-up analysis and our Consumer Staples sector allocation increased from 9.9% to 12%,
Healthcare increased from 14.5% to 18.4%, Financials increased from 7.2% to 9.6% and Industrials increased from 19.7%
Note that as the Mississippi River winds through the heart of America, flooding occurs cyclically, not annually. When the Mississippi does flood, the river diverts it course, flowing across the numerous low lying sand bars, cutting new channels that eventually become the main channel. Mark Twain observed this phenomenon and commented on it in his novel “Life on the Mississippi.” Twain noted that the river had been shortening its route by just over a mile a year for a number of years. Twain, tongue in cheek, extended that trend, noting that “Any person can see that seven hundred and forty-two years from now the lower
Mississippi will be only a mile and three quarters long.”

MONONGAHELA ALL CAP VALUE FUND
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
April 30, 2023

to 23.1%. The collapse and stress in the banking sector have provided opportunities for additions to positions in well run companies like MetLife, Inc. and PNC Financial Services Group, Inc. at discounted values.
Our exposure to Information Technology declined in the year ending April 30th, 2023 from 16% to 9.1%. The reduction occurred primarily with the sale of our position in Seagate Technology. While we are extremely long term in our investments holding periods, when we notice structural changes in successive quarterly earnings, we challenge our original thesis for purchasing the position. In the case of Seagate, demand has been weakening, putting pressure on margins and profitability.
Shareholder equity has been drifting lower and is now negative. While some analysts place less emphasis on shareholder equity, experience tells us that declining shareholder equity weakens the financial strength of a company, reduces the ability to grow, and eventually leads to dividend reduction or elimination.
Finally, after years of zero yield on T-Bills and money market funds, we have initiated T-Bill purchases to complement our cash/cash equivalent positions. Treasuries with less than a year maturity are yielding around 5%.
Thank you for your investment with us and have a great summer.
IMPORTANT RISKS AND DISCLOSURES
Past performance is no guarantee of future results.
Mutual fund investing involves risk, including possible loss of principal. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on mutual fund investments. A value investing strategy involves the risk that undervalued securities may not appreciate as anticipated or will remain undervalued for long periods of time. Securities of micro-, small- and mid-capitalization companies may be more volatile and less liquid than those of large-cap companies due to limited resources or product lines and greater sensitivity to adverse economic conditions.
The views in this report were those of the Fund managers as of April 30, 2023, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice. This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change.
Please see the schedule of investments for a complete list of holdings.
Mark Rodgers Michael Rodgers
Co-Manager Co-Manager

MONONGAHELA ALL CAP VALUE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
April 30, 2023

The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the
Monongahela All Cap Value Fund (the”Fund”) compared with the performance of the benchmarks, the S&P 500
®
Index (the “S&P 500”) and the Russell
2000
®
Value Index (the “Russell 2000 Value”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Russell 2000 Value measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $10,000 Investment
Monongahela All Cap Value Fund vs. S&P 500® Index vs. Russell 2000® Value Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (855) 392-9331. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.83%. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 0.85%, through September 1, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 1.00%
redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended April 30, 2023
Six Month One Year Five Year
Since Inception
07/01/13
Monongahela All Cap Value Fund 4.41% 0.08% 9.45% 9.98%
S&P 500® Index 8.63% 2.66% 11.45% 12.25%
Russell 2000® Value Index -6.72% -7.99% 3.66% 6.69%

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2023

See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table are U.S. Treasury Securities and a Money
Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 95.3%
Consumer Discretionary - 15.2%
55,000 El Pollo Loco Holdings, Inc. $ 512,600
22,000 H&R Block, Inc. 746,020
11,250 Hasbro, Inc. 666,225
25,000 Tapestry, Inc. 1,020,250
8,500 Williams-Sonoma, Inc. 1,028,840
3,973,935
Consumer Staples - 12.0%
10,350 Alico, Inc. 243,846
5,000 Brown-Forman Corp., Class A 329,400
9,000 General Mills, Inc. 797,670
2,500 Kimberly-Clark Corp. 362,225
1,500 McCormick & Co., Inc., Non-Voting
Shares 131,775
3,500 Target Corp. 552,125
2,750 The Procter & Gamble Co. 430,045
8,500 Walgreens Boots Alliance, Inc. 299,625
3,146,711
Energy - 3.9%
10,500 ONEOK, Inc. 686,805
3,500 Phillips 66 346,500
1,033,305
Financials - 9.6%
12,000 Equitable Holdings, Inc. 311,880
14,500 MetLife, Inc. 889,285
17,500 Old Republic International Corp. 442,225
2,000 The Bank of New York Mellon Corp. 85,180
6,000 The PNC Financial Services Group,
Inc. 781,500
2,510,070
Health Care - 18.4%
2,000 Abbott Laboratories 220,940
5,000 AbbVie, Inc. 755,600
3,000 Azenta, Inc.
(a)
130,470
14,500 Baxter International, Inc. 691,360
12,500 Hologic, Inc.
(a)
1,075,125
4,500 Merck & Co., Inc. 519,615
4,500 PerkinElmer, Inc. 587,205
4,000 Zimmer Biomet Holdings, Inc. 553,760
36,000 Zimvie, Inc.
(a)
296,280
4,830,355
Industrials - 23.1%
5,000 Curtiss-Wright Corp. 849,150
10,000 Emerson Electric Co. 832,600
9,000 Fortune Brands Innovations, Inc. 582,210
750 Honeywell International, Inc. 149,880
3,500 Hubbell, Inc. 942,620
2,500 Lindsay Corp. 301,850
12,500 Masterbrand, Inc.
(a)
100,875
2,500 Rockwell Automation, Inc. 708,525
2,000 Science Applications International
Corp. 204,060
24,000 The Gorman-Rupp Co. 589,200
6,000 Westinghouse Air Brake
Technologies Corp. 586,020
2,000 Woodward, Inc. 192,040
6,039,030
Information Technology - 9.1%
1,750 Badger Meter, Inc. 231,577
13,250 Coherent Corp.
(a)
452,355
12,500 Corning, Inc. 415,250
3,500 F5, Inc.
(a)
470,260
10,000 Intel Corp. 310,600
Shares Security Description Value
Information Technology - 9.1% (continued)
3,000 Texas Instruments, Inc. $ 501,600
2,381,642
Materials - 1.1%
2,000 PPG Industries, Inc. 280,520
Utilities - 2.9%
10,000 National Fuel Gas Co. 559,000
2,000 WEC Energy Group, Inc. 192,340
751,340
Total Common Stock (Cost $20,545,536) 24,946,908
Principal
Security
Description Rate Maturity Value
U.S. Government & Agency Obligations - 0.4%
U.S. Treasury Securities - 0.4%
$ 100,000 U.S. Treasury
Bill
(b)
(Cost
$98,154) 4.42% 10/05/23 97,900
Shares Security Description Value
Money Market Fund - 4.3%
1,121,847 First American Treasury
Obligations Fund, Class X,
4.77%
(c)
(Cost $1,121,847) 1,121,847
Investments, at value - 100.0% (Cost $21,765,537) $ 26,166,655
Other Assets & Liabilities, Net - 0.0% (6,321)
Net Assets - 100.0% $ 26,160,334
(a) Non-income producing security.
(b) Zero coupon bond. Interest rate presented is yield to
maturity.
(c) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of April 30, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 24,946,908
Level 2 - Other Significant Observable Inputs 1,219,747
Level 3 - Significant Unobservable Inputs –
Total $ 26,166,655

MONONGAHELA ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2023

See Notes to Financial Statements.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary 15.2%
Consumer Staples 12.0%
Energy 3.9%
Financials 9.6%
Health Care 18.4%
Industrials 23.1%
Information Technology 9.1%
Materials 1.1%
Utilities 2.9%
U.S. Government & Agency Obligations 0.4%
Money Market Fund 4.3%
100.0%

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2023

See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $21,765,537) $ 26,166,655
Receivables:
Fund shares sold 4,500
Dividends 55,320
Prepaid expenses 6,349
Total Assets
26,232,824
LIABILITIES
Payables:
Fund shares redeemed 30,030
Accrued Liabilities:
Investment Adviser fees 2,424
Fund services fees 7,714
Other expenses 32,322
Total Liabilities
72,490
NET ASSETS
$ 26,160,334
COMPONENTS OF NET ASSETS
Paid-in capital $ 21,343,992
Distributable Earnings 4,816,342
NET ASSETS
$ 26,160,334
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 1,535,655
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 17.04
* Shares redeemed or exchanged within 60 days of purchase are charged a 1.00% redemption fee.

MONONGAHELA ALL CAP VALUE FUND
STATEMENT OF OPERATIONS
YEAR ENDED April 30, 2023

See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $1,579) $ 717,075
Interest income 2,304
Total Investment Income
719,379
EXPENSES
Investment adviser fees 189,036
Fund services fees 178,990
Custodian fees 5,185
Registration fees 13,649
Professional fees 41,021
Trustees' fees and expenses 5,387
Other expenses 46,437
Total Expenses 479,705
Fees waived
(265,463)
Net Expenses
214,242
NET INVESTMENT INCOME
505,137
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 309,487
Net change in unrealized appreciation (depreciation) on investments
(785,783)
NET REALIZED AND UNREALIZED LOSS
(476,296)
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 28,841

MONONGAHELA ALL CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

See Notes to Financial Statements.
For the Years Ended April 30,
2023 2022
OPERATIONS
Net investment income $ 505,137 $ 379,548
Net realized gain 309,487 1,050,988
Net change in unrealized appreciation (depreciation) (785,783) (1,883,022)
Increase (Decrease) in Net Assets Resulting from Operations
28,841 (452,486)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(1,171,706) (1,892,020)
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,121,192 3,946,000
Reinvestment of distributions 1,151,107 1,855,424
Redemption of shares
(2,212,515) (2,640,404)
Redemption fees
623 548
Increase in Net Assets from Capital Share Transactions
2,060,407 3,161,568
Increase in Net Assets
917,542 817,062
NET ASSETS
Beginning of Year
25,242,792 24,425,730
End of Year
$ 26,160,334 $ 25,242,792
SHARE TRANSACTIONS
Sale of shares 182,494 207,973
Reinvestment of distributions 67,000 99,175
Redemption of shares
(129,518) (139,925)
Increase in Shares
119,976 167,223

MONONGAHELA ALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended April 30,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Year
$ 17.83 $ 19.56 $ 12.62 $ 14.03 $ 13.65
INVESTMENT OPERATIONS
Net investment income (a) 0.34 0.28 0.23 0.28 0.28
Net realized and unrealized gain (loss)
(0.33) (0.56) 6.92 (1.22) 0.93
Total from Investment Operations
0.01 (0.28) 7.15 (0.94) 1.21
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.30) (0.25) (0.20) (0.27) (0.26)
Net realized gain
(0.50) (1.20) (0.01) (0.20) (0.57)
Total Distributions to Shareholders
(0.80) (1.45) (0.21) (0.47) (0.83)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 17.04 $ 17.83 $ 19.56 $ 12.62 $ 14.03
TOTAL RETURN
0.08% (1.73)% 56.94% (7.26)% 9.72%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 26,160 $ 25,243 $ 24,426 $ 12,755 $ 12,805
Ratios to Average Net Assets:
Net investment income 2.00% 1.47% 1.41% 2.01% 1.98%
Net expenses 0.85% 0.85% 0.85% 0.85% 0.85%
Gross expenses (c) 1.90% 1.83% 2.21% 2.57% 2.86%
PORTFOLIO TURNOVER RATE 27% 30% 32% 47% 37%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2023

Note 1. Organization
The Monongahela All Cap Value Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on July 1, 2013. The
Fund seeks total return through long-term capital appreciation and income.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the
Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
Net Asset Value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2023

the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of April 30, 2023, for the Fund’s investments is included in the Fund’s Schedule of
Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the of Statement Operations. During the year The Fund did not incur any interest penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three fiscal years after they are filed. As of April 30, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 1.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2023

Note 3. Fees and Expenses
Investment Adviser – Monongahela Capital Management (the “Adviser”) is the investment Adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.75% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursements and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses )
to 0.85% , through at least September 1, 2023 (“Expense Cap”). Other Fund service providers have voluntarily agreed to waive a portion of their fees. The voluntary waivers may be changed or eliminated at any time. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. For the year ended April 30, 2023 , fees waived and expenses reimbursed were as follows:
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the
Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of ( i ) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of April
30, 2023, $510,391 is subject to recapture by the Adviser . Other waivers are not eligible for recoupment. In addition, other
Fund service providers may waive all or any portion of their fees and may reimburse certain expenses of the Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended April 30, 2023 were $7,515,700 and $6,456,320, respectively.
Investment Adviser
Fees Waived Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 180,463 $ 85,000 $ 265,463

MONONGAHELA ALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2023

Note 6. Federal Income Tax
As of April 30, 2023, cost of investments for federal income tax purposes is $21,800,038 and net unrealized appreciation consists of:
Distributions paid during the fiscal year ended as noted were characterized for tax purposes as follows:
As of April 30, 2023, distributable earnings on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Recent Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, which amends
Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
(“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023, and for interim periods within those fiscal years, with early adoption permitted.
Management is currently evaluating the impact of these amendments on the financial statements.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Gross Unrealized Appreciation
$ 5,695,336
Gross Unrealized Depreciation
(1,328,719)
Net Unrealized Appreciation
$ 4,366,617
2023 2022
Ordinary Income $ 443,450 $ 422,231
Long-Term Capital Gain 728,256 1,469,789
$ 1,171,706 $ 1,892,020
Undistributed Ordinary Income
$ 148,656
Undistributed Long-Term Gain
301,069
Unrealized Appreciation
4,366,617
Total
$ 4,816,342

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Forum Funds
and the Shareholders of Monongahela All Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Monongahela
All Cap Value Fund (the “Fund”), a series of Forum Funds, as of April 30, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, and the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended April 30, 2022, and prior, were audited by other auditors whose report dated June 21, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
June 28, 2023

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2023

Investment Advisory Agreement Approval
At the March 17, 2023 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund’s investors to share in the benefits of economies of scale;
and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from senior representatives of the Adviser, and a discussion with the
Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser with principal responsibility for the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index, the S&P 500 Index. The Board observed that the Fund outperformed the S&P 500 Index for the one-and three-year periods ended December 31, 2022, and underperformed the primary benchmark index for the five-year period ended December 31, 2022, and for the period since the Fund’s inception on July 1, 2013. The Board also observed that the Fund outperformed the Russell 2000 Value Index, the Fund’s secondary benchmark index, for the one-, three-, and five-year periods ended December 31, 2022, and for the period since the Fund’s inception on July 1, 2013. The Board noted the Adviser’s representation that the Fund’s performance relative to each benchmark index was representative of a market preference for “growth” stocks rather than “value” stocks during the periods under review, noting that the Fund maintained a “value” oriented investment strategy during periods in which growth stocks significantly outperformed value stocks, though the Board noted the Adviser’s representation that market sentiment had begun to exhibit a shift in favor of value stocks during calendar year 2022.
The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic
Insight, Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that, based on the information provided by Strategic Insight, the Fund outperformed the average of the Strategic Insight Peers for the each of the one-, three-, and five-year periods ended December 31, 2022.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2023

Considering the Adviser’s investment style and the foregoing performance information, among other considerations, the
Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and net total expense ratios of the Fund’s Strategic Insight Peers. The Board noted
that the Adviser’s net advisory fee rate and net total expense ratio were each less than the median of the Strategic Insight peer group and were each among the lowest of the Strategic Insight Peers. The Board further noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund’s expenses at levels believed by the Adviser to be attractive to investors. Based on the foregoing, among other relevant considerations, the Board concluded that the Adviser’s net advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of managing the Fund. The Board noted that the Adviser was currently waiving a portion of its advisory fee in an effort to keep the Fund expenses at levels believed by the Adviser to be attractive to investors and had committed to extending the waiver through at least the duration of the renewal period of the Advisory Agreement.
Based on these and other applicable considerations, the Board concluded that the Adviser’s profitability attributable to management of the Fund was reasonable.
Economies of Scale
The Board considered whether the Fund could benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable factors, and in light of the size of the Fund and the existence of the Adviser’s contractual expense cap arrangements with respect to the Fund, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that economies of scale were not a material factor to consider in approving the continuation of the Advisory Agreement.
Other Benefits
The Board noted the Adviser’s representation that, aside from the advisory fee received from the Fund, the Adviser does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2023

Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of
Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended April 30, 2022 and April 30,
2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended April 30, 2022 and April 30, 2021, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,”
as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of
Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending April 30, 2023.
During the fiscal years ended April 30, 2022 and April 30, 2021, and during the subsequent interim period through March
9, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item
304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (855) 392-9331 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 392-9331 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
November 1, 2022 through April 30, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2023

8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactoinal costs were included, your costs would have been higher.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Fund designates 100 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD),
100 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Code. The Fund also designates 0. 0 2%
as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gain dividends of $728,256.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 392-9331.
Beginning
Account Value
November 1, 2022
Ending
Account Value
April 30, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,044.14 $ 4.31 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.58 $ 4.26 0.85%
* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365 to reflect the half-year period.

MONONGAHELA ALL CAP VALUE FUND
ADDITIONAL INFORMATION (Unaudited)
April 30, 2023

(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008;
Senior Vice President & General
Counsel, American Century
Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser)
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity
Theft Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance Officer
2008-2016 and 2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

MONONGAHELA ALL CAP VALUE FUND
FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 392-9331 (toll free)
monongahela.ta@apexfs.com
www.Moncapfund.com
INVESTMENT ADVISER
Monongahela Capital Management
223 Mercer Street
Harmony, PA 16037
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
211-ANR-0423

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $13,400 in 2022 and $13,800 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2022 and $3,100 in 2023. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith)

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	July, 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	July 6, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 6, 2023